Business Combinations - CanniMed Therapeutics Inc. (Details) $ in Thousands						1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Nov. 22, 2018 CAD ($)	May 01, 2018 CAD ($) shares	Mar. 26, 2018	Mar. 15, 2018 CAD ($) shares	Mar. 14, 2018 CAD ($) shares	May 01, 2018 CAD ($) shares	Jun. 30, 2018 CAD ($)	Mar. 14, 2018 CAD ($) shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Marketable securities							$ 26,567			$ 26,567
Consideration transferred							850,113		$ 3,181,453	850,113
Cash paid							138,719		11,220	138,719
Common shares issued							707,122		3,036,810	707,122
Equity							1,552,926		4,390,047	1,552,926	$ 218,933
Change in ownership interest										(120,721)
Provisional allocation at acquisition
Intangible assets	$ 141,558
Deferred tax liability	(35,389)
Goodwill	131,154
Adjustments
Intangible assets	8,187
Deferred tax liability	32,772
Goodwill	(35,658)
Final
Intangible assets	149,745
Deferred tax asset							11,696		81	11,696
Deferred tax liability	(2,617)						(44,450)		(78,551)	(44,450)
Non-controlling interest							(28,316)			(28,316)
Goodwill	$ 95,496						721,877		2,416,940	721,877
CanniMed Therapeutics Inc. (“CanniMed”)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				87.20%
Number of shares of acquiree held before controlling interest acquired (in shares) | shares					700,600			700,600
Original cost of shares of acquiree held before controlling interest acquired					$ 16,100			$ 16,100
Marketable securities				$ 26,567	26,500			26,500
Realized gain on cumulative change in fair value of marketable securities					$ 10,400
Consideration transferred		$ 106,200		837,853		$ 106,200
Cash paid		$ 14,300		$ 130,979		$ 14,300
Number of shares issues for acquisition (in shares) | shares		9,913,630		62,833,216		9,913,630
Common shares issued		$ 91,900		$ 706,874		$ 91,900
Percentage increase of voting equity interests acquired		4.10%	8.70%			12.80%
Proportion of ownership interest		100.00%
Change in ownership interest						$ 22,400
Provisional allocation at acquisition
Intangible assets				200,800
Deferred tax asset				11,663
Deferred tax liability				(58,083)
Non-controlling interest				(32,586)
Goodwill				680,381
Adjustments
Intangible assets				(55,900)
Deferred tax asset				33
Deferred tax liability				13,968
Non-controlling interest adjustments				10,205
Goodwill				31,694
Final
Intangible assets				144,900
Deferred tax asset				11,696
Deferred tax liability				(44,115)
Non-controlling interest				(22,381)
Goodwill				$ 712,075
Revenue of combined entity as if combination occurred at beginning of period							6,700
Comprehensive loss of acquiree since acquisition date							3,300
Loss of combined entity as if combination occurred at beginning of period							3,300
Revenue of acquiree prior to acquisition date								11,700
Profit (loss) of acquiree prior to acquisition date								$ (37,600)
Non-Controlling Interests
Disclosure of detailed information about business combination [line items]
Equity							$ 4,562		4,410	4,562	$ 0
Change in ownership interest									$ 1,081	$ (35,002)
Non-Controlling Interests | CanniMed Therapeutics Inc. (“CanniMed”)
Disclosure of detailed information about business combination [line items]
Equity		$ 83,800				$ 83,800